Segments - Schedule of Net Sale by Product to External Customers (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales to external customers	$ 5,003,753	$ 5,701,869	$ 5,291,075	$ 5,108,444	$ 4,894,750	$ 4,940,936	$ 4,665,588	$ 4,550,772	$ 21,105,141	$ 19,052,046	$ 19,429,273
Sheet [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									5,988,303	5,219,464	5,540,868
Bar [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									4,051,171	3,730,328	3,999,911
Structural [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,617,196	2,558,538	2,301,778
Plate [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,066,972	1,803,618	1,939,240
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									4,032,385	3,607,333	3,738,381
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									$ 2,349,114	$ 2,132,765	$ 1,909,095